GOODWILL AND OTHER INTANGIBLE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 25, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Goodwill

Changes in goodwill consist of the following (in thousands):

	December 25, 2013	December 26, 2012
Balance at beginning of year	$249,924	$249,924
Restaurant disposition	(600)	—
Balance at end of year	$249,324	$249,924

Schedule of Domestic Trademarks

Domestic trademarks consist of the following (in thousands):

	December 25, 2013	December 26, 2012
Beginning balance	$120,700	$120,700
Accumulated impairment charges	(58,812)	(58,812)
Ending balance	$61,888	$61,888

Schedule of Intangible Assets Subject to Amortization

Other intangible assets subject to amortization consist of the following (in thousands):

	December 25, 2013	December 26, 2012
Favorable leasehold interest	$6,038	$6,038
Less: accumulated amortization	(5,104)	(4,932)
Total favorable leasehold interest, net	$934	$1,106
Unfavorable leasehold interest	$(9,156)	$(9,156)
Less: accumulated amortization	7,229	6,844
Unfavorable leasehold interest liability, net	$(1,927)	$(2,312)

Schedule of Estimated Net Amortization

The estimated net amortization credits (net liability) for the Company’s favorable and unfavorable leasehold interests for each of the five succeeding fiscal years and thereafter is as follows (in thousands):

For the Years Ending	Favorable Leasehold Interest	Unfavorable Leasehold Interest
December 31, 2014	$156	$(383)
December 30, 2015	140	(296)
December 28, 2016	130	(228)
December 27, 2017	106	(225)
December 26, 2018	97	(144)
Thereafter	305	(651)
Total	$934	$(1,927)